Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,475,000
Previously Paid Amount	0.00
Total Fee Amount	203.70
Total Offset Amount	0.00
Net Fee	203.70
Narrative - Max Aggregate Offering Price	$ 1,475,000
Final Prospectus	true